Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 6, 2011
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 6, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

THE HARTFORD GLOBAL HEALTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL HEALTH FUND

SUPPLEMENT

DATED MAY 6, 2011 TO

THE HARTFORD GLOBAL HEALTH FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2011

Effective August 5, 2011, the name of The Hartford Global Health Fund (the “Fund”) will be changed to “The Hartford Healthcare Fund.”

Accordingly, effective August 5, 2011, on the front cover of the above referenced Prospectus and Summary Prospectus, the Fund’s name is changed to The Hartford Healthcare Fund and conforming changes are made throughout the Prospectus and Summary Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
THE HARTFORD GLOBAL HEALTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL HEALTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED MAY 6, 2011 TO

THE HARTFORD GLOBAL HEALTH FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2011

Effective August 5, 2011, the name of The Hartford Global Health Fund (the “Fund”) will be changed to “The Hartford Healthcare Fund.”

Accordingly, effective August 5, 2011, on the front cover of the above referenced Prospectus and Summary Prospectus, the Fund’s name is changed to The Hartford Healthcare Fund and conforming changes are made throughout the Prospectus and Summary Prospectus.

THE HARTFORD GLOBAL HEALTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHAX
THE HARTFORD GLOBAL HEALTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHBX
THE HARTFORD GLOBAL HEALTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHCX
THE HARTFORD GLOBAL HEALTH FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHYX
THE HARTFORD GLOBAL HEALTH FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHIX
THE HARTFORD GLOBAL HEALTH FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHRX
THE HARTFORD GLOBAL HEALTH FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHSX
THE HARTFORD GLOBAL HEALTH FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHTX